CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Class A Common stock	Common Stock Class B Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at May. 28, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at May. 28, 2020	0	0
Issuance of Class B common stock to Sponsor		$ 863	24,137		25,000
Number of shares issued		8,625,000
Cash proceeds received in excess of fair value of Private Placement Warrants			2,328,000		2,328,000
Accretion to Common Stock subject to redemption value			(2,352,137)	(28,480,234)	(30,832,371)
Forfeiture of Founder Shares		$ (27)		27
Forfeiture of Founder Shares (in shares)		(269,607)
Net income				(17,900,526)	(17,900,526)
Balance at the ending at Dec. 31, 2020	$ 0	$ 836	0	(46,380,733)	(46,379,897)
Balance at the ending (in shares) at Dec. 31, 2020	0	8,355,393
Net income				7,282,560	7,282,560
Balance at the ending at Mar. 31, 2021		$ 836		(39,098,173)	(39,097,337)
Balance at the ending (in shares) at Mar. 31, 2021		8,355,393
Balance at the beginning at Dec. 31, 2020	$ 0	$ 836	0	(46,380,733)	(46,379,897)
Balance at the beginning (in shares) at Dec. 31, 2020	0	8,355,393
Net income					(2,922,959)
Balance at the ending at Jun. 30, 2021		$ 836		(49,303,692)	(49,302,856)
Balance at the ending (in shares) at Jun. 30, 2021		8,355,393
Balance at the beginning at Dec. 31, 2020	$ 0	$ 836	$ 0	(46,380,733)	(46,379,897)
Balance at the beginning (in shares) at Dec. 31, 2020	0	8,355,393
Net income				17,789,488	17,789,488
Balance at the ending at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the ending (in shares) at Dec. 31, 2021		8,355,393
Balance at the beginning at Mar. 31, 2021		$ 836		(39,098,173)	(39,097,337)
Balance at the beginning (in shares) at Mar. 31, 2021		8,355,393
Net income				(10,205,519)	(10,205,519)
Balance at the ending at Jun. 30, 2021		$ 836		(49,303,692)	(49,302,856)
Balance at the ending (in shares) at Jun. 30, 2021		8,355,393
Balance at the beginning at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the beginning (in shares) at Dec. 31, 2021		8,355,393
Net income				9,161,468	9,161,468
Balance at the ending at Mar. 31, 2022		$ 836		(19,429,777)	(19,428,941)
Balance at the ending (in shares) at Mar. 31, 2022		8,355,393
Balance at the beginning at Dec. 31, 2021		$ 836		(28,591,245)	(28,590,409)
Balance at the beginning (in shares) at Dec. 31, 2021		8,355,393
Net income					11,013,680
Balance at the ending at Jun. 30, 2022		$ 836		(18,017,768)	(18,016,932)
Balance at the ending (in shares) at Jun. 30, 2022		8,355,393
Balance at the beginning at Mar. 31, 2022		$ 836		(19,429,777)	(19,428,941)
Balance at the beginning (in shares) at Mar. 31, 2022		8,355,393
Accretion to Common Stock subject to redemption value				(440,203)	(440,203)
Net income				1,852,212	1,852,212
Balance at the ending at Jun. 30, 2022		$ 836		$ (18,017,768)	$ (18,016,932)
Balance at the ending (in shares) at Jun. 30, 2022		8,355,393